Property and Equipment - Table 5 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Schedule of Future Minimum Lease Payments
Operating Leases, 2012	$ 41.1
Operating Leases, 2013	38.4
Operating Leases, 2014	32.5
Operating Leases, 2015	28.1
Operating Leases, 2016	22.6
Operating Leases, 2017 and thereafter	106.7
Operating Leases, Total	269.4
Capital Lease Obligations, 2012	16.2
Capital Lease Obligations, 2013	15.0
Capital Lease Obligations, 2014	10.5
Capital Lease Obligations, 2015	8.9
Capital Lease Obligations, 2016	8.6
Capital Lease Obligations, 2017 and thereafter	59.7
Capital Lease Obligations, Total	118.9
Less: Interest portion	(43.0)
Obligations under capital leases	75.9
Operating & Capital Lease Obligations, 2012	57.3
Operating & Capital Lease Obligations, 2013	53.4
Operating & Capital Lease Obligations, 2014	43.0
Operating & Capital Lease Obligations, 2015	37.0
Operating & Capital Lease Obligations, 2016	31.2
Operating & Capital Lease Obligations, 2017 and thereafter	166.4
Operating & Capital Lease Obligations, Total	$ 388.3